Cover	Jun. 06, 2023
Cover [Abstract]
Entity Registrant Name	LEXARIA BIOSCIENCE CORP.
Entity Central Index Key	0001348362
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 06, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2000871
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-52138
Entity Address Address Line 1	100 – 740 McCurdy Road
Entity Address City Or Town	Kelowna
Security Exchange Name	NASDAQ
Entity Address Postal Zip Code	V1X 2P7
City Area Code	250
Local Phone Number	765-6424
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LEXX
Entity Address Country	CA